Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	UNION SECURITY LIFE INSURANCE CO OF NEW YORK
Entity Central Index Key	0000914804
Document Type	S-1
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Post-Effective Amendment Number	5
Entity Filer Category	Non-accelerated Filer